Provision for Income Taxes - Summary of Loss Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Net Income (Loss) Attributable to Parent [Abstract]
Domestic			$ (178,376)	$ (411,438)
Foreign			0	0
Income (loss) before taxes	$ 38,129	$ (44,893)	$ (178,376)	$ (411,438)